Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income (loss) from operations before income taxes:
Domestic	$ 97.1	$ 66.5	$ 12.8
Foreign	54.0	30.1	(31.5)
Income (loss) before income taxes	151.1	96.6	(18.7)
Current:
Domestic	(2.5)	(15.6)	0.6
Foreign	454.3	(447.4)	(137.7)
Current income tax benefit (expense)	451.8	(463.0)	(137.1)
Deferred:
Domestic	(4.2)	(22.2)	(0.9)
Foreign	5.6	41.6	71.8
Deferred income tax benefit	1.4	19.4	70.9
Total income tax benefit (expense)	$ 453.2	$ (443.6)	$ (66.2)